ASSET UNDER DEVELOPMENT - Commitments (Details) - Dec. 31, 2019 $ in Thousands, € in Millions	USD ($)	EUR (€)
Extractive Industries [Abstract]
2020	$ 349,246
2021	218,704
2022	242,985
2023	102,686
Contractual obligation, total	$ 913,621	€ 1.1